Acquisitions and Other Transactions Acquisitions and Other Transactions (Abbott Laboratories) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Feb. 27, 2015	Dec. 31, 2014
Abbott Laboratories
Business Acquisition [Line Items]
Number of products	100
Therapeutic Classes	5
Acquisition related costs		$ 50.0
Subsequent event | New Mylan
Business Acquisition [Line Items]
Voting interest acquired, percentage	78.00%
Subsequent event | Abbott Laboratories
Business Acquisition [Line Items]
Voting interest acquired, percentage	22.00%
Acquisition purchase price	$ 6,310.0
Subsequent event | Abbott Laboratories | New Mylan
Business Acquisition [Line Items]
Consideration transferred, shares	110,000,000
Subsequent event | Abbott Laboratories | CommonStockToOrdinaryShares
Business Acquisition [Line Items]
Common stock, conversion basis	1
Conversion of Stock, Shares Issued	1